Average Annual Total Returns - Class D Shares - Janus Henderson Mid Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	30.27%	8.07%	9.64%	11.33%	Aug. 12, 1998	29.52%	5.13%	6.91%	9.21%	Aug. 12, 1998	18.44%	[1]	5.77%	[1]	7.25%	[1]	9.19%	[1]	Aug. 12, 1998	[1]	27.06%	7.62%	12.41%	9.58%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.